Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income - Other operating income - Grants (Details) € in Thousands	Jun. 30, 2018 EUR (€) item
Other operating income - Grants
Number of conditions related to government grants that are unfulfilled | item	0
Flanders Innovation & Entrepreneurship 4
Other operating income - Grants
Amount granted and approved	€ 2,527
Amount recognized	€ 525